Directors' and key management remuneration - Summary of aggregate compensation representing the expense recognised under IFRS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Directors And Key Management Remuneration [Abstract]
Short-term employee benefits and costs	$ 18,184	$ 21,685	$ 22,075
Post-employment benefits	300	369	477
Employment termination benefits	0	2,789	310
Share-based payments	10,303	34,954	17,632
Total	$ 28,787	$ 59,797	$ 40,494